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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jean Berard
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

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
/s/ Jean Berard, Chief Compliance Officer,  Montreal, Quebec, Canada,  November 8, 2010
------------------------------------------  -------------------------  ----------------
                [Signature]                        [City, State]             [Date]
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 62
                                        --------------------

Form 13F Information Table Value Total: $ 2,551,112
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

       ITEM 1          ITEM 2  ITEM 3   ITEM 4         ITEM 5         ITEM 6   ITEM 7          ITEM 8
--------------------- ------- --------- ------ -------------------- ---------- ------ --------------------------
                                                                    INVESTMENT
                                         VALUE  SH/PRN         PUT/ DISCRETION                (SHARES)
ISSUER                 CLASS  CUSIP     (000s)  AMOUNT  SH/PRN CALL    TYPE     MGRS    SOLE   SHARED     NONE
----------------------------------------------------------------------------------------------------------------
3SBIO INC             SP ADR  88575Y105  10553   813016   SH           SOLE            702216        0    110800
ABBOTT LABS           COMMON  002824100  79980  1531018   SH           SOLE            145050        0   1385968
AFFYMAX INC           COMMON  00826A109   6901  1159798   SH           SOLE           1077198        0     82600
ALEXION PHARM INC     COMMON  015351109  66597  1034756   SH           SOLE            767900        0    266856
ALIGN TECH INC        COMMON  016255101  29267  1494756   SH           SOLE            153647        0   1341109
AMAG PHARMACEUTICALS  COMMON  00163U106  40481  2352184   SH           SOLE           1711175        0    641009
AMGEN INC             COMMON  031162100 195618  3549596   SH           SOLE           2138729        0   1410867
ANTHERA PHARMACEUT    COMMON  03674U102   3379   806508   SH           SOLE            806508        0         0
ARIAD PHARMACEUTICAL  COMMON  04033A100   1077   281852   SH           SOLE            281852        0         0
AUXILIUM PHARMACEUTI  COMMON  05334D107  58065  2343201   SH           SOLE           2089892        0    253309
BIOMARIN PHARMAC INC  COMMON  09061G101  93612  4188442   SH           SOLE           2810443        0   1377999
BIOMIMETIC THERAPEUT  COMMON  09064X101   8045   705740   SH           SOLE            635209        0     70531
BIOSPECIFICS TECH CO  COMMON  090931106   4219   156710   SH           SOLE            156710        0         0
CARDIOME PHARMA CORP  COMMON  14159U202  14943  2449740   SH           SOLE           2323440        0    126300
CARDIONET INC         COMMON  14159L103   3677   815239   SH           SOLE            815239        0         0
CELGENE CORP          COMMON  151020104 199484  3462656   SH           SOLE           2269400        0   1193256
CURIS INC             COMMON  231269101   1096   800000   SH           SOLE            800000        0         0
DENDREON CORP         COMMON  24823Q107  67642  1642600   SH           SOLE           1495400        0    147200
DEXCOM INC            COMMON  252131107  15526  1174450   SH           SOLE            805193        0    369257
DR REDDYS LABS LTD      ADR   256135203  23916   742267   SH           SOLE            618776        0    123491
ENDO PHARM HLDGS INC  COMMON  29264F205    535    16100   SH           SOLE             16100        0         0
GENZYME CORP          COMMON  372917104 119945  1694381   SH           SOLE           1113300        0    581081
GILEAD SCIENCES INC   COMMON  375558103  65389  1836258   SH           SOLE           1679800        0    156458
GIVEN IMAGING         ORD SHS M52020100  26958  1497661   SH           SOLE            664901        0    832760
HOSPIRA INC           COMMON  441060100  25596   448970   SH           SOLE            397650        0     51320
HUMAN GENOME SCI      COMMON  444903108 103385  3470466   SH           SOLE           2476650        0    993816
ILLUMINA INC          COMMON  452327109  69402  1410600   SH           SOLE           1076700        0    333900
INTERMUNE INC         COMMON  45884X103  39074  2868853   SH           SOLE           2213294        0    655559
INTUITIVE SURGIC INC  COMMON  46120E602  23518    82886   SH           SOLE              7815        0     75071
LIFE TECHNOLOGIES     COMMON  53217V109  64554  1382603   SH           SOLE           1262100        0    120503
LIGAND PHARM INC       CL B   53220K207    923   584136   SH           SOLE            584136        0         0
LUMINEX CORP DEL      COMMON  55027E102  50271  3141949   SH           SOLE           2866325        0    275624
MAP PHARMACEUTICALS   COMMON  56509R108   1989   130000   SH           SOLE            130000        0         0
MEDIVATION INC        COMMON  58501N101  31745  2441926   SH           SOLE           2176100        0    265826
MERCK & CO INC        COMMON  58933Y105  90262  2452100   SH           SOLE            234100        0   2218000
MICROMET INC          COMMON  59509C105  18289  2721505   SH           SOLE           2594905        0    126600
MOMENTA PHARMACEUTIC  COMMON  60877T100  15760  1047191   SH           SOLE            498336        0    548855
MYLAN INC             COMMON  628530107  85033  4520614   SH           SOLE           2042447        0   2478167
MYRIAD GENETICS INC   COMMON  62855J104  24057  1466016   SH           SOLE           1336500        0    129516
NEUROGESX INC         COMMON  641252101   3525   510162   SH           SOLE            510162        0         0
NOVARTIS AG           SP ADR  66987V109   2837    49200   SH           SOLE             49200        0         0
NOVO-NORDISK AS         ADR   670100205   3221    32718   SH           SOLE             15618        0     17100
ONYX PHARMACEUTICALS  COMMON  683399109  99155  3758705   SH           SOLE           2640552        0   1118153
PERRIGO CO            COMMON  714290103  27312   425287   SH           SOLE            374711        0     50576
PHARMACYCLICS INC     COMMON  716933106   4474   553695   SH           SOLE            553695        0         0
PHARMASSET            COMMON  71715N106  19584   665095   SH           SOLE            607395        0     57700
PROGENICS PHARMACEUT  COMMON  743187106   7043  1394595   SH           SOLE           1249195        0    145400
SAVIENT PHARMA        COMMON  80517Q100  61066  2670117   SH           SOLE           2058083        0    612034
SHIRE PLC             SP ADR  82481R106  16034   238319   SH           SOLE            208972        0     29347
SIMCERE PHARMA        SP ADR  82859P104   7963   803485   SH           SOLE            634685        0    168800
ST JUDE MEDICAL INC   COMMON  790849103  41713  1060332   SH           SOLE             84830        0    975502
STRYKER CORP          COMMON  863667101  21739   434340   SH           SOLE             41195        0    393145
TARGACEPT INC         COMMON  87611R306  32838  1469939   SH           SOLE           1146514        0    323425
TEVA PHARMACEUTICAL     ADR   881624209  90310  1712047   SH           SOLE            767245        0    944802
THORATEC LABS CORP    COMMON  885175307  46443  1255889   SH           SOLE            136500        0   1119389
TRIUS THERAPEUTIC     COMMON  89685K100   2376   600000   SH           SOLE            600000        0         0
UNITED THERAPEUTICS   COMMON  91307C102 170667  3047087   SH           SOLE           2035999        0   1011088
VARIAN MED SYS INC    COMMON  92220P105  29751   491747   SH           SOLE             49391        0    442356
VERTEX PHARMACEUTICL  COMMON  92532F100  45342  1311588   SH           SOLE           1194781        0    116807
WATSON PHARMACEUTCLS  COMMON  942683103  16071   379845   SH           SOLE            333300        0     46545
XENOPORT INC          COMMON  98411C100  15932  2240800   SH           SOLE           2039689        0    201111
YM BIOSCIENCES INC    COMMON  984238105   4953  2930994   SH           SOLE           2930994        0         0